Basis of Preparation - Consolidated statements of financial position (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Error Corrections and Prior Period Adjustments Restatement [Line Items]
Property, plant and equipment	€ 6,808	€ 9,464	€ 16,590	€ 16,590
Non-current assets	32,980	40,534	53,084	53,084
Trade receivables and contract assets	16,548	23,462	28,988	28,988
Current assets	59,832	50,602	96,835	96,835
Total Assets	92,812	91,136	149,919	149,919
Equity and liabilities
Retained earnings and other reserves	(141,265)	(109,540)	(63,739)	(63,739)
Equity	7,411	27,258	64,926	64,926	€ 58,679
Lease liabilities	13,125	15,394	17,677	17,677
Other liabilities	202	960	640	640
Non-current liabilities	60,736	24,461	27,875	27,875
Lease liabilities	2,311	3,330	3,528	3,528
Current liabilities	24,665	39,417	57,118	57,118
Total Equity and Liabilities	€ 92,812	91,136	€ 149,919	149,919
Previously Reported
IFRS Error Corrections and Prior Period Adjustments Restatement [Line Items]
Property, plant and equipment		8,147		16,590
Non-current assets		39,217		53,084
Trade receivables and contract assets		24,337		29,199
Current assets		51,477		97,046
Total Assets		90,694		150,130
Equity and liabilities
Retained earnings and other reserves		(109,295)		(62,888)
Equity		27,503		65,777	58,922
Lease liabilities		15,588		17,677
Non-current liabilities		23,695		27,235
Lease liabilities		3,409		3,528
Current liabilities		39,496		57,118
Total Equity and Liabilities		90,694		150,130
Adjustment
IFRS Error Corrections and Prior Period Adjustments Restatement [Line Items]
Property, plant and equipment		1,317
Non-current assets		1,317
Trade receivables and contract assets		(875)		(211)
Current assets		(875)		(211)
Total Assets		442		(211)
Equity and liabilities
Retained earnings and other reserves		(245)		(851)
Equity		(245)		(851)	€ (243)
Lease liabilities		(194)
Other liabilities		960		640
Non-current liabilities		766		640
Lease liabilities		(79)
Current liabilities		(79)
Total Equity and Liabilities		€ 442		€ (211)